Quarterly Holdings Report
for
Fidelity® Enhanced Mid Cap ETF
March 31, 2024
PET-NPRT3-0324
1.9910064.100
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Entertainment - 2.3%
Electronic Arts, Inc.	85,206	11,304,280
Playtika Holding Corp. (a)	541,031	3,814,269
Roku, Inc. Class A (b)	124,830	8,135,171
Spotify Technology SA (b)	49,950	13,181,805
		36,435,525
Interactive Media & Services - 0.1%
Vimeo, Inc. (b)	143,011	584,915
Media - 0.3%
Liberty Media Corp. Liberty SiriusXM	47,662	1,416,038
Liberty Media Corp. Liberty SiriusXM Class A	63,528	1,886,782
News Corp. Class B	19,481	527,156
The New York Times Co. Class A	26,562	1,148,010
		4,977,986
TOTAL COMMUNICATION SERVICES		41,998,426
CONSUMER DISCRETIONARY - 12.6%
Automobiles - 0.5%
Ford Motor Co.	620,373	8,238,553
Broadline Retail - 0.9%
eBay, Inc.	199,788	10,544,811
Etsy, Inc. (b)	58,527	4,021,975
		14,566,786
Distributors - 0.2%
Genuine Parts Co.	16,772	2,598,486
Diversified Consumer Services - 0.8%
ADT, Inc.	459,811	3,089,930
Duolingo, Inc. (b)	16,395	3,616,409
H&R Block, Inc.	138,600	6,806,646
		13,512,985
Hotels, Restaurants & Leisure - 2.9%
Airbnb, Inc. Class A (b)	12,718	2,097,961
Booking Holdings, Inc.	2,073	7,520,595
Chipotle Mexican Grill, Inc. (b)	3,003	8,729,030
Doordash, Inc. (b)	83,073	11,440,814
Draftkings Holdings, Inc. (b)	235,231	10,681,840
Expedia Group, Inc. (b)	5,245	722,499
International Game Technology PLC	128,697	2,907,265
Wendy's Co.	123,701	2,330,527
		46,430,531
Household Durables - 3.5%
D.R. Horton, Inc.	91,558	15,065,869
Lennar Corp. Class A	30,610	5,264,308
NVR, Inc. (b)	1,460	11,825,942
PulteGroup, Inc.	2,272	274,049
Toll Brothers, Inc.	82,981	10,735,252
TopBuild Corp. (b)	24,314	10,715,909
Whirlpool Corp.	11,714	1,401,346
		55,282,675
Specialty Retail - 2.7%
GameStop Corp. Class A (a)(b)	23,505	294,283
Gap, Inc.	297,426	8,194,086
Murphy U.S.A., Inc.	16,913	7,089,930
Ross Stores, Inc.	89,170	13,086,589
Ulta Beauty, Inc. (b)	20,943	10,950,676
Williams-Sonoma, Inc.	8,806	2,796,169
		42,411,733
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (b)	51,072	7,344,154
Tapestry, Inc.	202,130	9,597,132
		16,941,286
TOTAL CONSUMER DISCRETIONARY		199,983,035
CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Celsius Holdings, Inc. (b)	24,426	2,025,404
Molson Coors Beverage Co. Class B	67,700	4,552,825
		6,578,229
Consumer Staples Distribution & Retail - 2.0%
Casey's General Stores, Inc.	27,491	8,754,509
Grocery Outlet Holding Corp. (b)	58,438	1,681,846
Kroger Co.	225,002	12,854,364
Maplebear, Inc. (NASDAQ)	203,053	7,571,846
		30,862,565
Food Products - 0.3%
Ingredion, Inc.	23,594	2,756,959
Seaboard Corp.	609	1,963,367
		4,720,326
Household Products - 0.7%
Colgate-Palmolive Co.	11,270	1,014,864
Kimberly-Clark Corp.	35,709	4,618,959
The Clorox Co.	37,958	5,811,749
		11,445,572
TOTAL CONSUMER STAPLES		53,606,692
ENERGY - 4.3%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	59,183	1,982,631
Halliburton Co.	229,639	9,052,369
		11,035,000
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy, Inc.	65,573	10,575,613
Coterra Energy, Inc.	35,826	998,829
Devon Energy Corp.	4,538	227,717
Diamondback Energy, Inc.	25,245	5,002,802
Hess Corp.	27,168	4,146,924
Marathon Oil Corp.	390,765	11,074,280
Murphy Oil Corp.	45,745	2,090,547
ONEOK, Inc.	95,218	7,633,627
Phillips 66 Co.	6,959	1,136,683
Targa Resources Corp.	63,885	7,154,481
The Williams Companies, Inc.	194,300	7,571,871
		57,613,374
TOTAL ENERGY		68,648,374
FINANCIALS - 14.5%
Banks - 1.0%
Columbia Banking Systems, Inc.	202,873	3,925,593
KeyCorp	474,984	7,509,497
Zions Bancorporation NA	101,460	4,403,364
		15,838,454
Capital Markets - 6.3%
Ameriprise Financial, Inc.	14,769	6,475,320
Bank of New York Mellon Corp.	242,871	13,994,227
Cboe Global Markets, Inc.	9,059	1,664,410
Janus Henderson Group PLC	26,904	884,873
KKR & Co. LP	7,239	728,099
LPL Financial	5,770	1,524,434
Morningstar, Inc.	5,353	1,650,705
MSCI, Inc.	2,450	1,373,103
NASDAQ, Inc.	173,552	10,951,131
Northern Trust Corp.	115,102	10,234,870
Raymond James Financial, Inc.	72,256	9,279,116
Robinhood Markets, Inc. (b)	574,436	11,563,397
State Street Corp.	83,931	6,489,545
Stifel Financial Corp.	66,394	5,190,019
Tradeweb Markets, Inc. Class A	90,097	9,385,404
XP, Inc. Class A	323,694	8,305,988
		99,694,641
Consumer Finance - 0.8%
Discover Financial Services	21,452	2,812,143
Synchrony Financial	216,649	9,341,905
		12,154,048
Financial Services - 3.4%
Affirm Holdings, Inc. (a)(b)	156,076	5,815,392
Apollo Global Management, Inc.	3,138	352,868
Block, Inc. Class A (b)	172,108	14,556,895
Corpay, Inc. (b)	15,156	4,676,232
Euronet Worldwide, Inc. (b)	24,457	2,688,558
PayPal Holdings, Inc. (b)	110,256	7,386,049
The Western Union Co.	547,709	7,656,972
Toast, Inc. (a)(b)	383,642	9,560,359
WEX, Inc. (b)	4,117	977,911
		53,671,236
Insurance - 3.0%
Allstate Corp.	13,258	2,293,767
Arch Capital Group Ltd. (b)	36,771	3,399,111
Assurant, Inc.	49,350	9,289,644
Brown & Brown, Inc.	123,647	10,824,058
Reinsurance Group of America, Inc.	38,709	7,466,192
Unum Group	161,828	8,683,690
Willis Towers Watson PLC	18,103	4,978,325
		46,934,787
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp.	25,051	279,569
TOTAL FINANCIALS		228,572,735
HEALTH CARE - 10.9%
Biotechnology - 2.4%
Biogen, Inc. (b)	3,870	834,488
Exelixis, Inc. (b)	367,449	8,719,565
Gilead Sciences, Inc.	104,077	7,623,640
Incyte Corp. (b)	151,068	8,606,344
Sarepta Therapeutics, Inc. (b)	55,116	7,135,317
United Therapeutics Corp. (b)	21,618	4,966,087
		37,885,441
Health Care Equipment & Supplies - 2.6%
Abiomed, Inc. (b)(c)	3,289	9,143
DexCom, Inc. (b)	69,290	9,610,523
Edwards Lifesciences Corp. (b)	39,396	3,764,682
Hologic, Inc. (b)	23,441	1,827,460
IDEXX Laboratories, Inc. (b)	24,706	13,339,511
Insulet Corp. (b)	22,730	3,895,922
Zimmer Biomet Holdings, Inc.	63,694	8,406,334
		40,853,575
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	94,077	10,527,216
Cencora, Inc.	44,285	10,760,812
Centene Corp. (b)	62,943	4,939,767
Cigna Group	5,684	2,064,372
Elevance Health, Inc.	7,394	3,834,085
Molina Healthcare, Inc. (b)	13,451	5,526,074
		37,652,326
Health Care Technology - 0.9%
Teladoc Health, Inc. (a)(b)	172,362	2,602,666
Veeva Systems, Inc. Class A (b)	53,138	12,311,543
		14,914,209
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (b)	138,696	5,205,261
Agilent Technologies, Inc.	29,753	4,329,359
Bruker Corp.	94,134	8,842,948
Medpace Holdings, Inc. (b)	19,791	7,998,533
		26,376,101
Pharmaceuticals - 0.9%
Elanco Animal Health, Inc. (b)	145,421	2,367,454
Jazz Pharmaceuticals PLC (b)	67,015	8,069,946
Organon & Co.	44,050	828,140
Perrigo Co. PLC	10,877	350,131
Viatris, Inc.	288,933	3,449,860
		15,065,531
TOTAL HEALTH CARE		172,747,183
INDUSTRIALS - 21.8%
Aerospace & Defense - 2.8%
Axon Enterprise, Inc. (b)	36,090	11,291,839
Curtiss-Wright Corp.	10,529	2,694,792
Howmet Aerospace, Inc.	132,921	9,095,784
Textron, Inc.	115,282	11,059,002
TransDigm Group, Inc.	265	326,374
Woodward, Inc.	61,034	9,406,560
		43,874,351
Building Products - 2.9%
Allegion PLC	51,364	6,919,244
Builders FirstSource, Inc. (b)	51,285	10,695,487
Carlisle Companies, Inc.	1,880	736,678
Carrier Global Corp.	82,091	4,771,950
Lennox International, Inc.	551	269,307
Owens Corning	30,235	5,043,198
Trane Technologies PLC	59,785	17,947,449
		46,383,313
Commercial Services & Supplies - 2.2%
Cintas Corp.	24,240	16,653,607
MSA Safety, Inc.	11,633	2,252,032
Republic Services, Inc.	70,688	13,532,511
Tetra Tech, Inc.	10,687	1,973,996
Vestis Corp.	35,251	679,287
		35,091,433
Construction & Engineering - 0.5%
AECOM	33,353	3,271,262
EMCOR Group, Inc.	7,603	2,662,571
Valmont Industries, Inc.	6,318	1,442,273
		7,376,106
Electrical Equipment - 3.4%
Acuity Brands, Inc.	6,306	1,694,611
AMETEK, Inc.	74,228	13,576,301
Hubbell, Inc. Class B	27,839	11,554,577
nVent Electric PLC	135,259	10,198,529
Rockwell Automation, Inc.	36,536	10,644,033
Vertiv Holdings Co.	78,037	6,373,282
		54,041,333
Ground Transportation - 1.2%
Old Dominion Freight Lines, Inc.	63,160	13,851,620
XPO, Inc. (b)	47,957	5,852,193
		19,703,813
Machinery - 5.8%
AGCO Corp.	64,537	7,939,342
Allison Transmission Holdings, Inc.	120,892	9,811,595
CNH Industrial NV	73,727	955,502
Donaldson Co., Inc.	120,965	9,033,666
Flowserve Corp.	18,589	849,146
Fortive Corp.	128,131	11,021,829
Gates Industrial Corp. PLC (b)	383,308	6,788,385
Graco, Inc.	18,862	1,762,843
ITT, Inc.	6,759	919,427
Oshkosh Corp.	19,071	2,378,344
PACCAR, Inc.	139,963	17,340,016
Parker Hannifin Corp.	20,028	11,131,362
Westinghouse Air Brake Tech Co.	80,660	11,750,549
		91,682,006
Passenger Airlines - 0.2%
American Airlines Group, Inc. (b)	179,653	2,757,674
Professional Services - 1.6%
CACI International, Inc. Class A (b)	23,661	8,963,497
KBR, Inc.	85,609	5,449,869
Leidos Holdings, Inc.	12,629	1,655,536
SS&C Technologies Holdings, Inc.	151,312	9,739,953
		25,808,855
Trading Companies & Distributors - 1.2%
Core & Main, Inc. (b)	130,280	7,458,530
W.W. Grainger, Inc.	10,975	11,164,868
		18,623,398
TOTAL INDUSTRIALS		345,342,282
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.1%
Juniper Networks, Inc.	1,586	58,777
Motorola Solutions, Inc.	4,638	1,646,397
		1,705,174
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp. Class A	149,035	17,191,187
Keysight Technologies, Inc. (b)	71,817	11,230,742
TD SYNNEX Corp.	20,284	2,294,120
		30,716,049
IT Services - 1.9%
Gartner, Inc. (b)	14,892	7,098,570
GoDaddy, Inc. (b)	57,955	6,878,099
Kyndryl Holdings, Inc. (b)	43,956	956,483
Twilio, Inc. Class A (b)	122,958	7,518,882
Wix.com Ltd. (b)	57,396	7,890,802
		30,342,836
Semiconductors & Semiconductor Equipment - 2.1%
Cirrus Logic, Inc. (b)	93,603	8,663,894
KLA Corp.	5,272	3,682,861
Monolithic Power Systems, Inc.	16,950	11,482,269
Qorvo, Inc. (b)	83,704	9,611,730
		33,440,754
Software - 6.6%
ANSYS, Inc. (b)	7,191	2,496,428
AppLovin Corp. (b)	151,857	10,511,542
Cadence Design Systems, Inc. (b)	25,896	8,060,907
Crowdstrike Holdings, Inc. (b)	5,516	1,768,374
DocuSign, Inc. (b)	169,434	10,089,795
Dropbox, Inc. Class A (b)	245,907	5,975,540
HubSpot, Inc. (b)	18,675	11,701,008
Manhattan Associates, Inc. (b)	8,558	2,141,468
Nutanix, Inc. Class A (b)	108,285	6,683,350
Palo Alto Networks, Inc. (b)	10,765	3,058,659
Pegasystems, Inc.	94,502	6,108,609
RingCentral, Inc. (b)	208,542	7,244,749
Synopsys, Inc. (b)	3,647	2,084,261
Teradata Corp. (b)	214,501	8,294,754
Workday, Inc. Class A (b)	26,341	7,184,508
Zoom Video Communications, Inc. Class A (b)	89,550	5,853,884
Zscaler, Inc. (b)	28,878	5,562,769
		104,820,605
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.	253,366	4,492,179
NetApp, Inc.	23,150	2,430,056
		6,922,235
TOTAL INFORMATION TECHNOLOGY		207,947,653
MATERIALS - 6.7%
Chemicals - 2.5%
Axalta Coating Systems Ltd. (b)	9,249	318,073
CF Industries Holdings, Inc.	15,726	1,308,560
DuPont de Nemours, Inc.	126,917	9,730,726
Eastman Chemical Co.	104,569	10,479,905
Ecolab, Inc.	17,492	4,038,903
Element Solutions, Inc.	53,369	1,333,158
PPG Industries, Inc.	65,938	9,554,416
The Chemours Co. LLC	120,010	3,151,463
		39,915,204
Construction Materials - 1.7%
Martin Marietta Materials, Inc.	22,040	13,531,238
Vulcan Materials Co.	48,812	13,321,771
		26,853,009
Containers & Packaging - 0.6%
Berry Global Group, Inc.	121,996	7,378,318
Sealed Air Corp.	53,062	1,973,906
WestRock Co.	850	42,033
		9,394,257
Metals & Mining - 1.9%
Nucor Corp.	75,448	14,931,159
Reliance, Inc.	9,288	3,103,864
Steel Dynamics, Inc.	79,817	11,831,274
		29,866,297
TOTAL MATERIALS		106,028,767
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Agree Realty Corp.	127,495	7,282,514
American Homes 4 Rent Class A	234,086	8,609,683
Crown Castle, Inc.	32,199	3,407,620
EastGroup Properties, Inc.	5,165	928,512
EPR Properties	62,508	2,653,465
Federal Realty Investment Trust (SBI)	81,826	8,356,071
First Industrial Realty Trust, Inc.	17,844	937,524
Invitation Homes, Inc.	304,176	10,831,707
Park Hotels & Resorts, Inc.	313,648	5,485,704
Public Storage	14,385	4,172,513
Regency Centers Corp.	32,423	1,963,537
SBA Communications Corp. Class A	20,459	4,433,465
Simon Property Group, Inc.	61,979	9,699,094
VICI Properties, Inc.	199,274	5,936,372
		74,697,781
Real Estate Management & Development - 0.7%
CoStar Group, Inc. (b)	28,216	2,725,666
Zillow Group, Inc.:
Class A (b)	74,159	3,549,250
Class C (b)	82,903	4,044,008
		10,318,924
TOTAL REAL ESTATE		85,016,705
UTILITIES - 3.9%
Electric Utilities - 0.5%
Constellation Energy Corp.	1,241	229,399
Entergy Corp.	9,445	998,148
Hawaiian Electric Industries, Inc. (a)	32,417	365,340
PG&E Corp.	213,363	3,575,964
Xcel Energy, Inc.	59,383	3,191,836
		8,360,687
Gas Utilities - 0.5%
National Fuel Gas Co.	128,875	6,923,165
UGI Corp.	26,423	648,420
		7,571,585
Independent Power and Renewable Electricity Producers - 1.4%
Brookfield Renewable Corp.	59,172	1,453,856
Clearway Energy, Inc.:
Class A	27,629	594,300
Class C	44,129	1,017,173
The AES Corp.	331,570	5,945,050
Vistra Corp.	180,553	12,575,516
		21,585,895
Multi-Utilities - 1.5%
CenterPoint Energy, Inc.	295,781	8,426,801
NiSource, Inc.	340,388	9,415,132
WEC Energy Group, Inc.	72,009	5,913,379
		23,755,312
TOTAL UTILITIES		61,273,479
TOTAL COMMON STOCKS (Cost $1,235,265,571)		1,571,165,331

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.26% to 5.31% 4/4/24 to 6/13/24 (e) (Cost $1,791,007)	1,800,000	1,790,904

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	6,318,629	6,319,893
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	6,275,210	6,275,838
TOTAL MONEY MARKET FUNDS (Cost $12,595,731)		12,595,731

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,249,652,309)	1,585,551,966
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(4,600,174)
NET ASSETS - 100.0%	1,580,951,792

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	21	Jun 2024	6,462,540	232,892	232,892

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $327,079.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	49,721,554	295,355,797	338,757,458	325,121	-	-	6,319,893	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	13,170,745	109,405,186	116,300,094	17,252	-	1	6,275,838	0.0%
Total	62,892,299	404,760,983	455,057,552	342,373	-	1	12,595,731

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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